Selling Costs	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Selling Costs
SELLING COSTS

Selling costs include transportation and marketing costs associated with the sale of the Company's Egyptian crude oil production to third-party buyers and EGPC. The Company completed four direct crude oil sales to third-party buyers during the year ended December 31, 2018 (2017 - three).